Related Party Transactions (Tables) (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
US VR Global Inc. [Member]
Schedule of Amount Charged by Related Party	The amount charged by a related party are as follows:
For the period ended
December 31, 2017
Management fees	$250,023